1095 Avenue of the Americas
New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STUART STRAUSS

stuart.strauss@dechert.com
+1 212 698 3529 Direct
+1 212 698 0453 Fax

July 1, 2010

VIA EDGAR

Securities and Exchange Commission

101 F Street, NE

Washington, D.C.  20549

Attention: Larry Greene

Dear Mr. Greene:

On behalf of Morgan Stanley China A Share Fund, Inc. (the “Fund”), we are electronically filing, via EDGAR, pursuant to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “Securities Act”), one conformed copy of the Registration Statement of the Fund on Form N-2 relating to a rights offering by the Fund.

In accordance with Release No. IC-13768 (February 15, 1984) (the “Release”), we hereby request a “limited review” of this filing on an expedited basis.  As per the Release the disclosure in the Registration Statement relating to the rights offering by the Fund is substantially similar to the disclosure set forth in the Registration Statement of the Fund relating to the Fund’s previous rights offering filed on May 15, 2009, except for the inclusion of the terms relating to this rights offering and updated information with respect to the Chinese market and the Fund generally.

To facilitate your review, Microsoft Word versions of a marked copy of the Registration Statement, indicating all changes to these documents from the final Registration Statement for the Fund filed with the Securities and Exchange Commission pursuant to Rule 497 on May 20, 2009, has been provided to you under separate cover.

If you have any questions or comments with respect to the foregoing, please do not hesitate to contact the undersigned at 212-698-3529 or Mary Mullin of Morgan Stanley at 212-296-4931.

Best Regards,

/s/ Stuart M. Strauss

Stuart M. Strauss

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